STATEMENT OF INVESTMENTS
September 30, 2023 (Unaudited)

Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 5.5%
Ford Credit Auto Lease Trust, Series 2021-B, Class A4, 0.40%,
12/15/2024 350,000 348,704
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A,
3.06%, 4/15/2026 300,000 295,355
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3,
0.41%, 11/18/2025 233,140 225,813
Hyundai Auto Lease Securitization Trust, Series 2021-C, Class A4,
0.48%, 9/15/2025
(a)
350,000 344,450
Oscar US Funding XII LLC, Series 2021-1A, Class A3, 0.70%,
4/10/2025
(a)
118,389 117,047
World Omni Automobile Lease Securitization Trust, Series 2022-A,
Class A3, 3.21%, 2/18/2025 300,000 296,494
Total Asset-Backed Securities (cost $1,671,015) 1,627,863
Commercial Paper – 28.2%
Credit Industriel et Commercial, 5.84%, 3/06/2024
(a)(b)
900,000 877,565
HSBC Bank PLC, 5.98% (1 Month SOFR + 0.66%), 6/21/2024
(a)(c)
460,000 460,539
Liberty Street Funding LLC, 5.87%, 2/12/2024
(a)(b)
700,000 685,255
LMA SA/LMA-Americas LLC
5.47%, 10/12/2023
(a)(b)
275,000 274,465
5.84%, 1/22/2024
(a)(b)
250,000 245,556
Macquarie Bank Ltd., 5.72% (1 Month SOFR + 0.40%),
1/22/2024
(a)(c)
700,000 700,263
Manhattan Asset Funding Co., LLC, 5.73%, 12/06/2023
(a)(b)
375,000 371,121
Old Line Funding LLC, 5.82% (1 Month SOFR + 0.50%),
3/04/2024
(a)(c)
275,000 275,161
Sheffield Receivables Corp., 5.47%, 10/10/2023
(a)(b)
850,000 848,608
Skandinaviska Enskilda Banken, 5.70% (1 M onth SOFR + 0.38%),
3/04/2024
(a)(c)
500,000 500,222
Societe Generale SA, 5.89%, 3/13/2024
(a)(b)
675,000 657,738
Starbird Funding Corp., 5.53% (1 Month SOFR + 0.22%),
12/08/2023
(a)(c)
900,000 900,053
Swedbank AB, 5.78% (1 Month SOFR + 0.47%), 12/19/2023
(c)
900,000 900,576
Westpac Banking Corp., 5.64% (1 Month SOFR + 0.33%),
11/27/2023
(a)(c)
650,000 650,180
Total Commercial Paper (cost $8,244,605) 8,347,302
Corporate Bonds – 65.2%
Auto Manufacturers – 6.8%
American Honda Finance Corp.
2.90%, 2/16/2024 300,000 296,698
1.30%, 9/09/2026 300,000 266,334
BMW US Capital LLC, 5.72% (3 Month SOFRIX + 0.38%),
8/12/2024
(a)(c)
300,000 299,797
General Motors Financial Co., Inc., 5.40%, 4/06/2026 250,000 244,892
Mercedes-Benz Finance North America LLC, 5.20%, 8/03/2026
(a)
325,000 321,831
PACCAR Financial Corp., 3.55%, 8/11/2025 300,000 290,361

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 65.2% (continued)
Auto Manufacturers – 6.8% (continued)
Toyota Motor Credit Corp., 5.62% (3 Month SOFR + 0.32%),
1/13/2025
(c)
300,000 299,420
2,019,333
Banks – 40.8%
ANZ New Zealand Int'l Ltd., 5.94% (3 Month SOFR + 0.60%),
2/18/2025
(a)(c)
300,000 299,704
ASB Bank Ltd., 3.13%, 5/23/2024
(a)
350,000 343,989
Banco Santander SA, 6.58% (3 Month SOFR + 1.24%), 5/24/2024
(c)
350,000 351,641
Bank of America NA, 5.53%, 8/18/2026 300,000 298,649
Bank of Montreal
5.69% (3 Month SOFRIX + 0.35%), 12/08/2023
(c)
350,000 350,007
6.40% (3 Month SOFRIX + 1.06%), 6/07/2025
(c)
350,000 350,994
Bank of Nova Scotia (The), 5.74% (3 Month SOFR + 0.46%),
1/10/2025
(c)
300,000 298,335
Canadian Imperial Bank of Commerce
5.74% (3 Month SOFRIX + 0.40%), 12/14/2023
(c)
300,000 300,033
3.95%, 8/04/2025 275,000 265,614
Citigroup, Inc., 6.01% (3 Month SOFR + 0.67%), 5/01/2025
(c)
300,000 299,618
Commonwealth Bank of Australia, 6.09% (3 Month SOFR + 0.75%),
3/13/2026
(a)(c)
350,000 351,581
Goldman Sachs Group, Inc. (The), 6.02% (3 Month SOFR + 0.70%),
1/24/2025
(c)
200,000 199,354
HSBC Holdings PLC, 5.92% (3 Month SOFR + 0.58%), 11/22/2024
(c)
350,000 350,018
JPMorgan Chase & Co., 6.65% (3 Month SOFR + 1.32%),
4/26/2026
(c)
300,000 302,072
Keybank NA/Cleveland Oh, 4.70%, 1/26/2026 300,000 284,572
Manufacturers & Traders Trust Co., 4.65%, 1/27/2026 300,000 286,023
Mitsubishi UFJ Financial Group, Inc., 6.73% (3 Month SOFR +
1.39%), 9/12/2025
(c)
350,000 352,676
Morgan Stanley, 5.96% (3 Month SOFR + 0.63%), 1/24/2025
(c)
300,000 299,513
National Australia Bank Ltd., 5.67% (3 Month SOFR + 0.38%),
1/12/2025
(a)(c)
300,000 299,614
National Bank of Canada, 5.25%, 1/17/2025 300,000 297,780
Natwest Markets PLC, 5.87% (3 Month SOFR + 0.53%),
8/12/2024
(a)(c)
350,000 348,954
Nordea Bank Abp, 0.63%, 5/24/2024
(a)
300,000 290,116
PNC Financial Services Group, Inc. (The)
3.50%, 1/23/2024 300,000 297,736
2.60%, 7/23/2026 325,000 300,137
Royal Bank of Canada, Series G, 5.76% (3 Month SOFRIX + 0.44%),
1/21/2025
(c)
300,000 298,699
Standard Chartered PLC, 7.09% (3 Month SOFR + 1.74%),
3/30/2026
(a)(c)
350,000 352,201

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 65.2% (continued)
Banks – 40.8% (continued)
State Street Corp.
3.55%, 8/18/2025 98,000 94,182
5.27%, 8/03/2026 225,000 222,940
Sumitomo Mitsui Financial Group, Inc.
0.51%, 1/12/2024 300,000 295,577
1.40%, 9/17/2026 300,000 263,958
Sumitomo Mitsui Trust Bank Ltd.
5.78% (3 Month SOFR + 0.44%), 9/16/2024
(a)(c)
300,000 299,293
5.65%, 9/14/2026
(a)
325,000 323,821
Svenska Handelsbanken AB, 3.90%, 11/20/2023 300,000 299,162
Toronto-Dominion Bank (The)
5.69% (3 Month SOFR + 0.35%), 9/10/2024
(c)
300,000 299,339
5.53%, 7/17/2026 200,000 198,605
Truist Bank, 3.20%, 4/01/2024 300,000 295,542
Truist Financial Corp., 5.74% (3 Month SOFR + 0.40%),
6/09/2025
(c)
200,000 195,617
UBS AG, 0.45%, 2/09/2024
(a)
300,000 294,148
US Bancorp, Series V, 2.38%, 7/22/2026 325,000 296,827
Wells Fargo & Co., 3.00%, 2/19/2025 300,000 288,308
Westpac Banking Corp., 5.64% (3 Month SOFR + 0.30%),
11/18/2024
(c)
300,000 299,161
12,036,110
Computers – 1.0%
International Business Machines Corp., 4.00%, 7/27/2025 300,000 292,231
292,231
Diversified Financial Services – 3.0%
American Express Co.
3.40%, 2/22/2024 300,000 297,015
6.10% (3 Month SOFR + 0.76%), 2/13/2026
(c)
250,000 249,359
Charles Schwab Corp. (The), 5.84% (3 Month SOFRIX + 0.50%),
3/18/2024
(c)
350,000 349,608
895,982
Food – 1.0%
Mondelez International, Inc., 2.13%, 3/17/2024 300,000 294,980
294,980
Insurance – 0.9%
Prudential Financial, Inc., 1.50%, 3/10/2026 300,000 272,288
272,288
Machinery-Construction & Mining – 1.0%
Caterpillar Financial Services Corp., 5.45% (3 Month SOFR +
0.17%), 1/10/2024
(c)
300,000 299,939
299,939

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 65.2% (continued)
Machinery-Diversified – 2.0%
John Deere Capital Corp.
0.45%, 1/17/2024 300,000 295,452
4.80%, 1/09/2026 300,000 296,597
592,049
Oil & Gas – 1.0%
BP Capital Markets America, Inc., 3.41%, 2/11/2026 300,000 286,856
286,856
Pharmaceuticals – 3.8%
AstraZeneca Finance LLC, 0.70%, 5/28/2024 300,000 290,342
CVS Health Corp., 3.00%, 8/15/2026 300,000 279,047
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 300,000 294,861
Pfizer Investment Enterprises Pte Ltd., 4.45%, 5/19/2026 250,000 244,276
1,108,526
Retail – 1.0%
Walmart, Inc., 3.90%, 9/09/2025 300,000 292,555
292,555
Semiconductors – 1.0%
Intel Corp., 3.70%, 7/29/2025 300,000 290,512
290,512
Software – 1.9%
Oracle Corp., 2.65%, 7/15/2026 300,000 276,707
Salesforce, Inc., 0.63%, 7/15/2024 300,000 288,413
565,120
Total Corporate Bonds (cost $19,578,326 ) 19,246,481
Shares
Investment Companies – 0.6%
Registered Investment Companies – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.30%
(d)(e)
(cost $166,401) 166,401 166,401
Total Investments (cost $29,660,347) 99.5% 29,388,047
Cash and Receivables (Net) 0.5% 142,520
Net Assets 100.0% 29,530,567
SOFR—Secured Overnight Financing Rate
SOFRIX—Secured Overnight Financing Rate Index
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $11,733,272 or 39.73% of net assets.
(b)
Security is a discount security. Income is recognized through the accretion of discount.
(c)
Variable rate security - rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

See Notes to Statement of Investments
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of September 30, 2023.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Ultra Short Income ETF (the
“fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S.
Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each
Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S.
Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level
2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of September 30, 2023 in valuing the fund’s investments:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At September 30, 2023, accumulated net unrealized depreciation on investments was
$272,300, consisting of gross appreciation of $118,308 and gross depreciation of
$390,608.
At September 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 1,627,863 — 1,627,863
Commercial Paper — 8,347,302 — 8,347,302
Corporate Bonds — 19,246,481 — 19,246,481
Investment Companies 166,401 — — 166,401
†
See Statement of Investments for additional detailed categorizations, if any.